47. NEW GENERATION PROJECTS	12 Months Ended
Dec. 31, 2017
New Generation Projects
NEW GENERATION PROJECTS

Under the National Government’s call for the expansion of the generation offer, the Company participates in the following thermal generation closing projects:

47.1 2014 Agreement for the Increase of Thermal Generation Availability

On September 5, 2014, the Company, together with its generation subsidiaries, executed a thermal generation availability increase agreement with the National Government through the application of LVFVDs and the generators’ own resources.

The project consisted of a 120 MW expansion in CTLL’s power plant generation capacity through the installation of two 8 MW engine generators and a 105 MW high-efficiency gas turbine.

On July 15, 2016, the new 105 MW high-efficiency gas turbine was commissioned for service, whereas the second project is currently under construction, and its commissioning is expected for May 2018.

47.2 SE Resolution No. 21/2016

The following projects were awarded under the call for bids made by the National Government to parties interested in offering new thermal power generation capacity pursuant to SE Resolution No. 21/2016.

For each of the awarded projects, the Company has entered into a wholesale power purchase agreement with CAMMESA for a term of 10 years. The remuneration will be made up of the available power capacity price plus the variable non-fuel cost for the delivered energy and the fuel cost (if offered), less penalties and fuel surpluses.

47.2.1	Central Térmica Parque Pilar (“CT Pilar”)

This project, which consisted of the construction of a new power plant in the Pilar Industrial Complex (located at Pilar, Province of Buenos Aires), is made up of 6 cutting-edge and high-efficiency Wärtsilä engine generators with a total 100 MW capacity and the possibility to run on natural gas or fuel oil. The total investment was approximately US$ 103 million.

On August 31, 2017, CAMMESA granted the commercial commissioning of CT Pilar, which became operative as from that date.

47.2.2	Extension of Central Térmica Loma de la Lata

The project consists of the expansion of CTLL’s power plant generating capacity through the installation of a new GE aeroderivative gas turbine (model LMS100) with a gross generation capacity of 105 MW. The investment amounted to approximately US$ 90 million.

On August 5, 2017, CAMMESA declared the commercial commissioning of the new gas turbine, which became operative as from such date.

47.2.3	Central Térmica Ingeniero White (“CT I. White”)

The project consisted of the installation of a new power plant in I. White (Bahía Blanca, Province of Buenos Aires) with similar characteristics as that mentioned in Note 47.2.1. The total investment was approximately US$ 90 million.

On December 21, 2017, CAMMESA declared the commercial commissioning of CT I. White, which became operative as from that date.

47.3 SEE Resolution No. 420/2017

Under the call by the National Government to parties interested in developing projects for co-generation and the closing to combined cycles over existing equipment, on October 18, 2017 the SEE, through Resolution No. 926-E/17, awarded Genelba Plus’ closing to combined cycle, which will add a 383 MW capacity over Genelba’s power plant existing facilities.

The Genelba Plus’ closing to combined cycle project consists of the installation of a new gas turbine, a steam turbine, and several enhancement works over the current Genelba Plus gas turbine, which altogether will complete the second combined cycle at Genelba, with a total gross power capacity of 552 MW. The estimated investment amounts to US$ 350 million.

Siemens and Techint will be in charge of the equipment supply, and the construction and commissioning of the project on a turnkey basis. Its commissioning at open cycle is expected for the second quarter of 2019, and as closed cycle for the second quarter of 2020.

47.4 RenovAr Program (Round 1)

Under the call by the National Government to parties interested in developing projects for generation from renewable sources, on October 7, 2016 the MEyM, through Resolution No. 213/16, awarded the Corti wind farm project submitted by Greenwind.

On January 23, 2017, the Company entered into a wholesale power purchase agreement with CAMMESA for a term of 20 years.

The project consists of the installation of a 100 MW wind farm in Bahía Blanca, Province of Buenos Aires. The total investment will amount to approximately US$ 135 million.

Vestas will be in charge of the equipment supply, and the construction and commissioning of the project on a turnkey basis. Its commercial commissioning is expected for May 2018.

47.5 SEE Resolution No. 281/2017 – Renewable MAT

Under the new regulations for the Renewable MAT, which production will be targeted at large users under power supply agreements between private parties, on January 29, 2018 CAMMESA granted a 50 MW priority to the “Pampa Energía” wind farm and a 28 MW dispatch priority to “de la Bahía” wind farm.

These projects will be developed in the Province of Buenos Aires, near the City of Bahía Blanca, and together will have a 100 MW power capacity. The total investment amounts to approximately US$ 140 million.

The priority allocation will ensure dispatch for both wind farms and therefore, will guarantee support to our future clients choosing to comply with their obligation to meet their electricity demand with renewable sources of energy from our wind farms.